Shareholders' equity - Dividend (Details)									6 Months Ended
	Jan. 08, 2020 € / shares	Oct. 01, 2019 € / shares	Jul. 24, 2019 € / shares	Jun. 13, 2019 € / shares	May 29, 2019 item € / shares	Apr. 05, 2019 € / shares shares	Jan. 10, 2019 € / shares shares	Oct. 12, 2018 € / shares shares	Jun. 30, 2019
Dividend
Number of quarterly interim dividends paid for the 2018 fiscal year | item					3
Dividend approved for the 2018 fiscal year (in Euros per share)					€ 2.56
Number of trading days to determine stock dividend price									20 days
First interim
Dividend
Dividend paid (in Euros per share)		€ 0.66						€ 0.64
Issue price for dividend paid in shares (in Euros per share)								€ 52.95
Number of shares subscribed | shares								18,783,197
Second interim
Dividend
Dividend paid (in Euros per share)	€ 0.66						€ 0.64
Issue price for dividend paid in shares (in Euros per share)							€ 48.27
Number of shares subscribed | shares							1,212,767
Interim dividend set by Board of Directors (in Euros per share)			€ 0.66
Third interim
Dividend
Dividend paid (in Euros per share)						€ 0.64
Issue price for dividend paid in shares (in Euros per share)						€ 49.30
Number of shares subscribed | shares						14,864,169
Final
Dividend
Dividend paid (in Euros per share)				€ 0.64